Impact on Company's Balance Sheet (Parenthetical) (Detail) (Calpeco, Intersegment Elimination, CAD) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Calpeco | Intersegment Elimination
Business Acquisition, Impact on Operating Results [Line Items]
Intercompany balance with Emera Inc	1,297